ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 2, 2016	Nathan Somogie T +1 617 951 7326 F +1 617 235 0073 nathan.somogie@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Pantheon Fund, LLC (File Nos. 333-199318 and 811-22973) (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Fund hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Fund’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-2, which was filed by electronic transmission on July 22, 2016 pursuant to Section 8(c) under the 1933 Act and is the most recent amendment to the Fund’s Registration Statement on Form N-2:

(i)	Prospectus for AMG Pantheon Fund, LLC, dated July 22, 2016; and

(ii)	Statement of Additional Information for AMG Pantheon Fund, LLC, dated July 22, 2016.

If you have any questions concerning this filing, please call me at (617) 951-7326.

Sincerely,

/s/ Nathan Somogie
Nathan Somogie